Finance Lease Receivable (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Lease Receivables [Abstract]
Impairment of finance lease receivable	$ 0	$ 423,267	$ 0	$ 423,267